Stockholders' Equity and Mezzanine Equity - Restricted Stock Paragraphs (Details) - Wag Labs, Inc. - Restricted Stock [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Restricted Stock
Unrecognized expense related to unvested restricted stock	$ 12	$ 14		$ 0
Outstanding	174,154	174,154	0